Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Aug. 08, 2012
Disclosure Of Mineral Stream Interests [line items]
Upfront Consideration Paid to Date		$ 46,352	$ 455,000
Upfront Consideration to be Paid	[1],[2]	322,000
Total Upfront Consideration	[1]	$ 368,352
Toroparu [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner		Aris Mining
Location of Mine		Guyana
Upfront Consideration Paid to Date	[1]	$ 15,500
Upfront Consideration to be Paid	[1],[2]	138,000
Total Upfront Consideration	[1]	$ 153,500
Gold		10.00%
Silver		50.00%
Term of Agreement		Life of Mine
Cotabambas [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner		Panoro
Location of Mine		Peru
Upfront Consideration Paid to Date	[1]	$ 14,000
Upfront Consideration to be Paid	[1],[2]	126,000
Total Upfront Consideration	[1]	$ 140,000
Gold	[3]	25.00%
Silver	[3]	100.00%
Term of Agreement		Life of Mine
Kutcho [member]
Disclosure Of Mineral Stream Interests [line items]
Name of mine owner		Kutcho
Location of Mine		Canada
Upfront Consideration Paid to Date	[1]	$ 16,852
Upfront Consideration to be Paid	[1],[2]	58,000
Total Upfront Consideration	[1]	$ 74,852
Gold		100.00%
Silver		100.00%
Term of Agreement		Life of Mine

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.
[3]	Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.